STOCK-BASED COMPENSATION - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Disclosure [Abstract]
Beginning Balance (Share)	10,927,890	11,227,890
Forfeited	0	300,000
Ending Balance (Share)	10,927,890	10,927,890	11,227,890
UNVESTED	2,340,000	2,340,000
EXERCISABLE	8,587,890	8,587,890
Beginning Balance (Weighted Average)	$ 1.21	$ 1.14
Forfeited		0.22
Ending Balance (Weighted Average)	1.21	1.21	$ 1.14
UNVESTED	0.85	0.85
EXERCISABLE	$ 1.21	$ 1.21
Beginning Balance of Remaining	2 years 11 months 15 days	3 years 7 months 6 days	4 years 5 months 8 days
Ending Balance of Remaining	2 years 11 months 15 days	3 years 7 months 6 days	4 years 5 months 8 days
UNVESTED	4 years 3 months	5 years 3 months
EXERCISABLE	2 years 10 months 2 days	3 years 1 month 20 days
Beginning Balnce (Aggregate Intrinsic Value)	$ 11,687	$ 12,032
Ending Balance (Aggregate Intrinsic Value)	11,687	11,687	$ 12,032
UNVESTED	2,691	2,691
EXERCISABLE	$ 8,996	$ 8,996